Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Principal Changes in Scope of Consolidation (Details) $ / shares in Units, € in Millions				1 Months Ended	6 Months Ended
		May 27, 2025 USD ($)	May 22, 2025 USD ($) $ / shares	Apr. 30, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)		Jun. 02, 2025 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]				€ 538.0		€ 1,885.0	[2]
Name of acquiree					,
Investments accounted for using the equity method					€ 3,563.0	€ 316.0
Net Cash Inflow from Discontinued Operations	[3]				10,742.0		0.0	[2]
Other comprehensive income for the period					(4,774.0)	€ 1,199.0	1,233.0
Net (income)/loss of the exchanged/held-for-exchange Animal Health business					2,881.0		€ 202.0	[4]
Opella
Disclosure of detailed information about business combination [line items]
Net Cash Inflow from Discontinued Operations					€ 10,700.0
Opella Business
Disclosure of detailed information about business combination [line items]
Net foreign exchange loss				€ 500.0
Investments accounted for using the equity method				3,200.0
Net (income)/loss of the exchanged/held-for-exchange Animal Health business				2,700.0
Assets (liabilities)				€ 11,300.0
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | $		$ 600,000,000
Identifiable intangible assets recognised as of acquisition date | $		562,000,000
Net cash flow on acquisition | $		602,000,000
Potential Future Payments | $		$ 1,300,000,000
Vigil Neuroscience, Inc
Disclosure of detailed information about business combination [line items]
Other comprehensive income for the period | $			$ 40,000,000
Equity interests of acquirer | $			$ 470,000,000
Equity Interests Of Acquirer, Per Share | $ / shares			$ 8.00
Deferred Cash Payments | $			$ 2.00
Percentage of voting equity interests acquired			12.00%
Blueprint Medicines Corporation
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | $									$ 9,100,000,000
Equity interests of acquirer | $									$ 9,500,000,000
Percentage of voting equity interests acquired									100.00%
Cash Transferred, Per Share | $ / shares									$ 129.00

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2025, this line item includes the net cash outflow arising from the acquisition of Dren-0201 (see Note B.1.2.). For the six months ended June 30, 2024 it includes the net cash outflow arising from the acquisition of Inhibrx, Inc.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	For the six months ended June 30, 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025.
[4]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.